TYPE			13F-HR
PERIOD			12/31/05
FILER
CIK			0001107213
CCC			q6atzye@
FILER
SROS			None
SUBMISSION-CONTACT
NAME			E. Todd Briddell
PHONE			610-818-4650
SUBMISSION-CONTACT
NOTIFY-INTERNET		ETBriddell@Urdang.com

			UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
			Washington, D.C. 20549

			FORM 13F
			FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):	[  ] is a restatement.
                                  	[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:		Urdang Investment Management, Inc.
Address: 	630 West Germantown Pike
		Suite 321
		Plymouth Meeting, PA  19462

13F File Number:	028-05577

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  		Eric Todd Briddell
Title:    	Executive Vice President
Phone:    	610-818-4650
Signature, Place, and Date of Signing:

   Eric Todd Briddell    Plymouth Meeting, PA  February 10, 2006
Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

 List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	49
Form 13F Information Table Value Total:	$1,740,865

List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMB Property Corporation                        00163T109    43048   875495 SH       SOLE                   875495
Alexandria Real Estate Equitie                  015271109    52408   651026 SH       SOLE                   651026
American Campus Communities                     024835100      608    24500 SH       SOLE                    24500
Arden Realty, Inc.                              039793104    37508   836669 SH       SOLE                   836669
Avalon Bay Communities                          053484101    68776   770595 SH       SOLE                   770595
Biomed Realty Trust, Inc.                       09063H107    19496   799030 SH       SOLE                   799030
Boston Properties                               101121101    52221   704446 SH       SOLE                   704446
Brookfield Properties Corp                      112900105    43231  1469456 SH       SOLE                  1469456
Camden Property Trust                           133131102    71865  1240764 SH       SOLE                  1240764
Columbia Equity Trust, Inc.                     197627102    10736   664765 SH       SOLE                   664765
Corporate Office Properties Tr                  22002T108    28845   811612 SH       SOLE                   811612
Equity Lifestyle Properties                     29472R108    13890   312135 SH       SOLE                   312135
Equity Office Properties Trust                  294741103    46220  1523903 SH       SOLE                  1523903
Equity Residential Properties                   29476L107    61247  1565610 SH       SOLE                  1565610
Essex Property Trust, Inc.                      297178105    65358   708870 SH       SOLE                   708870
Extra Space Storage, Inc.                       30225T102    23374  1517820 SH       SOLE                  1517820
Federal Realty Investment Trus                  313747206    45008   742095 SH       SOLE                   742095
First Potomac Realty Trust                      33610F109    13595   511092 SH       SOLE                   511092
Four Seasons Hotels, Inc.                       35100E104     8466   170169 SH       SOLE                   170169
General Growth Properties                       370021107    52892  1125605 SH       SOLE                  1125605
Gramercy Capital Corp                           384871109      989    43400 SH       SOLE                    43400
Heritage Property Investment                    42725M107    15242   456355 SH       SOLE                   456355
Highland Hospitality Corp                       430141101     6365   575988 SH       SOLE                   575988
Hilton Hotels Corp                              432848109    34631  1436389 SH       SOLE                  1436389
Host Marriott Corp                              44107P104    42384  2236610 SH       SOLE                  2236610
Kilroy Realty Corporation                       49427F108    21541   347994 SH       SOLE                   347994
Kimco Realty Corp.                              49446R109    52291  1630016 SH       SOLE                  1630016
Liberty Property Trust                          531172104    61925  1445161 SH       SOLE                  1445161
Macerich Company                                554382101    34495   513775 SH       SOLE                   513775
Mills Corp                                      601148109     3636    86699 SH       SOLE                    86699
Pan Pacific Retail Pptys                        69806L104    35705   533786 SH       SOLE                   533786
Post Properties, Inc.                           737464107     9832   246100 SH       SOLE                   246100
Prologis Trust                                  743410102    97054  2077360 SH       SOLE                  2077360
Public Storage, Inc.                            74460D109    35668   526695 SH       SOLE                   526695
Realty Income Corp                              756109104    20773   960844 SH       SOLE                   960844
Reckson Associates                              75621K106    35011   973073 SH       SOLE                   973073
SL Green Realty                                 78440X101     1910    25000 SH       SOLE                    25000
Simon Property Group, Inc.                      828806109   122145  1593960 SH       SOLE                  1593960
Starwood Hotels & Resorts Worl                  85590A203    35677   558683 SH       SOLE                   558683
Sunstone Hotel Investors, Inc.                  867892101    40233  1514210 SH       SOLE                  1514210
Taubman Centers Inc.                            876664103    21185   609640 SH       SOLE                   609640
Town & Country Trust                            892081100    12650   374154 SH       SOLE                   374154
Trizec Properties Inc.                          89687P107    32764  1429474 SH       SOLE                  1429474
U-Store-It Trust                                91274F104    18964   900889 SH       SOLE                   900889
United Dominion Realty                          910197102    50890  2171076 SH       SOLE                  2171076
Ventas Inc.                                     92276F100    46708  1458715 SH       SOLE                  1458715
Vornado Realty Trust                            929042109    50189   601280 SH       SOLE                   601280
Weingarten Realty Investment T                  948741103    32819   868000 SH       SOLE                   868000
Windrose Medical Properties                     973491103     8399   565180 SH       SOLE                   565180